Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 3,231,461
Adjustment to additions	(57,850)
Amortization	(759,870)
Disposals (Note 7(b))	(758,372)
Balance at end of period	$ 1,655,369